Accounts payable and accrued liabilities (Details) (CAD)	Dec. 31, 2014	Dec. 31, 2013
Gross Accrued liabilities	298,440	220,831
Trade payables, payroll withholdings and other	484,186	718,524
Accrued liabilities Current	782,626	939,355
Consultants and professional fees
Gross Accrued liabilities	122,500	105,000
Board of Directors' fees
Gross Accrued liabilities	40,000
Survey and other projects
Gross Accrued liabilities	14,308
Vacation pay, wages and bonuses payable
Gross Accrued liabilities	121,632	115,831